Document and Entity Information	Apr. 24, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 24, 2024
Entity Registrant Name	CAPITAL PROPERTIES, INC.
Entity Incorporation State Country Code	RI
Entity File Number	001-08499
Entity Tax Identification Number	05-0386287
Entity Address Address Line 1	5 Steeple Street
Entity Address Address Line 2	Unit 303
Entity Address City Or Town	Providence
Entity Address State Or Province	RI
Entity Address Postal Zip Code	02903
City Area Code	401
Local Phone Number	435-7171
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $.01 par value
Trading Symbol	CPTP
Security Exchange Name	NONE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000202947